Earning Per Share - Computation of Basic EPS and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Basic:
Net income attributable to CNH Industrial N.V.	$ 354	$ 283	$ 454	$ 394
Weighted average common shares outstanding-basic	1,354	1,223	1,353	1,223
Basic earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.26	$ 0.23	$ 0.33	$ 0.32
Diluted:
Net income attributable to CNH Industrial N.V.	$ 354	$ 283	$ 454	$ 394
Weighted average common shares outstanding-basic	1,354	1,223	1,353	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	7		7
Weighted average common shares outstanding-diluted	1,361	1,223	1,360	1,223
Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.26	$ 0.23	$ 0.33	$ 0.32